SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Net operating losses
Organization costs/startup costs	842,000		633,000
Total deferred tax assets	842,000		633,000
Less valuation allowance	(842,000)		(633,000)
Net deferred income tax liability
Valuation allowance
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
Net operating losses			2,189,310	$ 1,845,325
Total deferred tax assets			2,561,991	2,307,794
Net deferred income tax liability			2,561,991	2,307,794
Software development costs			372,681	462,469
Valuation allowance			(2,561,991)	(2,307,794)
Deferred tax liabilities		$ (1,198)	(1,237)	(1,194)
Net deferred tax assets (liabilities)			$ (1,237)	$ (1,194)